Other Payables and Accrued Liabilities (Details) - Schedule of Other Payables and Accrued Liabilities - CNY (¥) ¥ in Thousands	Sep. 30, 2023	Mar. 31, 2023
Schedule of Other Payables and Accrued Liabilities [Abstract]
Advance from customers	¥ 12,770	¥ 16,902
Accrued payroll	11,211	11,853
VAT payable	3,591	7,292
Other payables	34,566	18,432
Total	¥ 62,138	¥ 54,479